Equity - Summary of Share Capital (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 05, 2021
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	65,210,590	54,379,491	52,290,212
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	65,210,590	54,379,491		9,511,075